Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities
Net income	$ 165	$ 35
Reconciling adjustments:
Provision for finance receivable losses	197	80
Depreciation and amortization	151	21
Deferred income tax benefit	(43)	(9)
Share-based compensation expense, net of forfeitures	7	3
Net gain on sale of SpringCastle interests	(167)	0
Other	(1)	(8)
Cash flows due to changes in:
Other assets and other liabilities	46	52
Insurance claims and policyholder liabilities	(24)	(2)
Taxes receivable and payable	67	10
Accrued interest and finance charges	12	7
Restricted cash and cash equivalents not reinvested	1	0
Other, net	1	0
Net cash provided by operating activities	412	189
Cash flows from investing activities
Net principal collections (originations) of finance receivables held for investment and held for sale	(125)	(5)
Proceeds on sales of finance receivables held for sale originated as held for investment	0	52
Proceeds from sale of SpringCastle interests	101	0
Cash received from CitiFinancial Credit Company	23	0
Available-for-sale securities purchased	(154)	(95)
Trading and other securities purchased	(1)	(954)
Available-for-sale securities called, sold, and matured	175	60
Trading and other securities called, sold, and matured	13	1,211
Change in restricted cash and cash equivalents	12	(120)
Proceeds from sale of real estate owned	2	5
Other, net	(4)	7
Net cash provided by investing activities	42	161
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	1,673	1,523
Repayments of long-term debt	(2,335)	(315)
Distributions to joint venture partners	(18)	(18)
Excess tax benefit from share-based compensation	2	2
Net cash provided by (used for) financing activities	(678)	1,192
Effect of exchange rate changes on cash and cash equivalents	1	0
Net change in cash and cash equivalents	(223)	1,542
Cash and cash equivalents at beginning of period	939	879
Cash and cash equivalents at end of period	716	2,421
Supplemental non-cash activities
Transfer of finance receivables held for investment to finance receivables held for sale (prior to deducting allowance for finance receivable losses)	1,608	0
Transfer of finance receivables to real estate owned	2	2
Net unsettled investment security dispositions	$ 0	$ 20